Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per Share
Net earnings attributable to shareholders of Fairfax	$ 4,381.8	$ 3,374.2
Preferred share dividends	(49.7)	(45.2)
Net earnings attributable to common shareholders - basic and diluted	$ 4,332.1	$ 3,329.0
Weighted average common shares outstanding - basic (in shares)	23,182,558	23,637,824
Share-based payment awards (in shares)	1,823,558	1,702,599
Weighted average common shares outstanding - diluted (in shares)	25,006,116	25,340,423
Net earnings per common share - basic (in dollars per share)	$ 186.87	$ 140.83
Net earnings per common share - diluted (in dollars per share)	$ 173.24	$ 131.37